SHARE-BASED COMPENSATION - Employee share options activity (Details) - 2010 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Number of options
Outstanding, beginning balance | shares	1,445,345
Exercised (in shares) | shares	(459,168)
Outstanding, ending balance | shares	508,866	1,445,345
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	508,866		508,866
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.33
Weighted average exercise price
Outstanding, beginning balance	0.51
Exercised	0.69
Outstanding, ending balance	0.33	$ 0.51
Vested and expected to vest at December 31, 2020	0.33
Exercisable, ending balance	$ 0.33
Weighted average remaining contractual term
Outstanding, December 31, 2019	9 months 18 days	1 year 3 months 18 days
Vested and expected to vest at December 31, 2020	9 months 18 days
Exercisable as of December 31, 2020	9 months 18 days
Aggregate intrinsic value
Outstanding, December 31, 2019	$ 2,774		¥ 18,100
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsExercisableIntrinsicValue1 | $	$ 2,774